Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
MassMutual Select Small Company Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Small Company Value Fund
Supplement To Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual Select Small Company Value Fund
(the “Fund”)
Supplement dated June 24, 2019 to the
Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, and any previous supplements.
On June 20, 2019, the following changes became effective for the MassMutual Select Small Company Value Fund:
AllianceBernstein L.P. (“AllianceBernstein”) and American Century Investment Management, Inc. (“American Century”) replaced Federated Clover Investment Advisors (“Federated Clover”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Invesco Advisers, Inc. (“Invesco”) as subadvisers of the MassMutual Select Small Company Value Fund. Therefore, all references to Federated Clover, T. Rowe Price, and Invesco as subadvisers of the Fund are hereby deleted.
The following information replaces similar information for the Fund found beginning on page 70 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund invests primarily in equity securities that the Fund’s subadvisers consider to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of December 31, 2018, between $8 million and $6.25 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 20% of its total assets in foreign securities. The Fund may invest in real estate investment trusts (“REITs”) and exchange-traded funds. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund is managed by two subadvisers, AllianceBernstein L.P. (“AllianceBernstein”) and American Century Investment Management, Inc. (“American Century”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets. Each subadviser employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund.
AllianceBernstein seeks to invest primarily in a diversified portfolio of equity securities of small-sized companies that it determines, using its own fundamental value approach, to be undervalued. Using fundamental and quantitative research, AllianceBernstein seeks to identify companies whose ability to grow earnings over the long term does not appear to be reflected in their current market price. AllianceBernstein looks for companies with attractive valuation (e.g., low price to cash flow ratios) and compelling quality factors (e.g., return on equity), then ranks those stocks by their expected return. Returns and rankings are updated on a daily basis. The rankings are used to determine prospective candidates for further fundamental research and, subsequently, possible addition to the Fund. Typically, AllianceBernstein’s fundamental research analysts focus on the most attractive 40% of the companies in the small-capitalization universe as defined above. AllianceBernstein generally sells a security when it no longer meets appropriate valuation criteria, although sales may be delayed when return trends are favorable. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies will not cause AllianceBernstein to dispose of the security.
In selecting investments for the Fund, American Century seeks to identify stocks of companies that it believes are undervalued at the time of purchase. American Century attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the stock’s price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings, cash flows and/or assets that may not be accurately reflected in the companies’ stock prices or may be outside the companies’ historical ranges. The managers also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase. American Century may sell a stock from the Fund if, for example, in its judgment, a stock no longer meets its valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified, or specific events alter a stock’s prospects.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
The paragraph labeled “Derivatives Risk,” for the Fund beginning on page 71 under the heading Principal Risks in the section titled Investments, Risks, and Performance is hereby deleted in full.
The following information supplements the information for the Fund beginning on page 71 under the heading Principal Risks in the section titled Investments, Risks, and Performance:
Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE